FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Total operating expenses	$ (351,160)	$ (137,220)	$ (367,296)
Loss from operations	(564,092)	783,430	3,040,626
Income tax expense	(69,907)	165,588	577,247
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	(345,215)	429,545	1,819,801
Other comprehensive loss:
Comprehensive income (loss)	(463,965)	310,034	1,567,001
Parent Company
Operating expenses:
General and administrative	(78,470)	(142,232)	(295,431)
Total operating expenses	(78,470)	(142,232)	(295,431)
Loss from operations	(78,470)	(142,232)	(295,431)
Interest income, net	9,766	3,835	144
Income tax expense	88,965	(9,020)	(79,945)
Net (income) loss before share of results of subsidiaries	20,261	(147,417)	(375,232)
Equity in earnings (losses) of subsidiaries	(365,476)	576,962	2,195,033
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders	(345,215)	429,545	1,819,801
Other comprehensive loss:
Foreign currency translation adjustments, net of tax of nil	(118,750)	(119,511)	(252,800)
Total other comprehensive loss:	(118,750)	(119,511)	(252,800)
Comprehensive income (loss)	$ (463,965)	$ 310,034	$ 1,567,001